CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 214		$ 408,174	$ (20,091)	$ (8,616)	$ (276,860)	$ 102,821
Balance, shares at Dec. 31, 2015	77,636,864						77,636,864
Exercise of options and RSU's		[1]	75				$ 75
Exercise of options and RSU's, shares	132,065
Share-based compensation expense			1,071				1,071
Other comprehensive income, net					768		768
Net income						11,429	11,429
Balance at Dec. 31, 2016	$ 214		409,320	(20,091)	(7,848)	(265,431)	$ 116,164
Balance, shares at Dec. 31, 2016	77,768,929						77,768,929
Exercise of options and RSU's		[1]	189				$ 189
Exercise of options and RSU's, shares	174,638
Share-based compensation expense			619				619
Other comprehensive income, net					1,830		1,830
Net income						4,854	4,854
Balance at Jun. 30, 2017	$ 214		$ 410,128	$ (20,091)	$ (6,018)	$ (260,577)	$ 123,656
Balance, shares at Jun. 30, 2017	77,943,567						77,943,567

[1]	Represent an amount lower than $1.